Lessee Accounting (Future Minimum Lease Payments) (Detail) ¥ in Millions	Dec. 31, 2019 JPY (¥)
Leases [Abstract]
2020	¥ 34,317
2021	26,094
2022	18,924
2023	13,950
2024	10,280
Thereafter	19,108
Total future minimum lease payments	122,673
Less Imputed Interest	(7,101)
Operating leases	¥ 115,572